SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 19	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on 10/7/16 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 9 to the Registration Statement of Strategy Shares on behalf of BioShares BioThreat ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 28, 2016 (Accession Number 0001580642-16-009493), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until October 7, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 333-170750) and the Investment Company Act of 1940 (File No. 811-22497), the Registrant, STRATEGY SHARES, has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 23th day of September, 2016.

STRATEGY SHARES

By:	/s/ Andrew Davalla
Andrew Davalla Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*	September 23, 2016
Jerry Szilagyi, President and Principal Executive Officer	Date

*	September 23, 2016
Erik Naviloff, Treasurer and Principal	Date
Financial Officer

*	September 23, 2016
Tobias Caldwell, Trustee	Date

*	September 23, 2016
Stephen Lachenauer, Trustee	Date

*	September 23, 2016
Donald McIntosh, Trustee	Date

*By: /s/ Andrew Davalla

Andrew Davalla
Attorney-in-Fact